Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization [Abstract]
Summary of cost of revenue (excluding depreciation and amortization)
The following table presents cost of revenue (excluding depreciation and amortization) by category (in thousands):

	Year Ended December 31,
	2025	2024
Cryptocurrency expenses	$440,205	$424,135
Floorspace lease expenses	38,688	37,522
Kiosk operations expenses	22,662	20,606

Total cost of revenue (excluding depreciation and amortization reported separately)	$501,555	$482,263

Summary of components of cryptocurrency expenses
The following table presents the components of cryptocurrency expenses (in thousands):

	Year Ended December 31,
	2025	2024
Cost of Cryptocurrency (1) —BTM Kiosk	$439,901	$422,873
Other cryptocurrency expenses	304	1,262

Total cryptocurrency expenses	$440,205	$424,135

(1)
Prior to the adoption of ASC
2023-08,
(“ASU
2023-08”)
Cost of Cryptocurrency included impairment losses recognized on cryptocurrencies net of any gains recognized from sales of cryptocurrencies on an exchange. Impairment charges of $8.7 million were included in Cost of Cryptocurrency during the year ended December 31, 2024. Subsequent to the adoption of ASU
2023-08
on January 1, 2025, realized and unrealized gains and losses on cryptocurrencies during the year ended December 31, 2025 included in Cost of Cryptocurrency were immaterial.

Summary of reconciles amounts excluded from the cost of revenue
The following table reconciles amounts excluded from the cost of revenue (excluding depreciation and amortization) caption in the Consolidated Statements of Income included in total depreciation and amortization expense in the Consolidated Statements of Income for the period presented (in thousands):

	Year Ended December 31,
	2025	2024
Depreciation of owned BTM kiosks	$4,710	$4,430
Depreciation of leased BTM kiosks	1,424	4,038
Amortization of intangible assets	1,516	1,516

Total depreciation and amortization excluded from cost of revenue	7,650	9,984
Other depreciation and amortization included in operating expenses	20	88

Total depreciation and amortization	$7,670	$10,072